UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 10/31/07

Item 1.  Schedule of Investments.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS
October 31, 2007 (Unaudited)
	Shares		Value
		COMMON STOCKS - 99.55%
		AEROSPACE & DEFENSE - 1.40%
	125	AAR Corp.*	$ 4,006
	33	Heico Corp.	1,797
	3,082	Lockheed Martin Corp.	339,143
	3,435	Orbital Sciences Corp.*	87,696
	2,428	Rockwell Collins, Inc.	181,639
			614,281

		AGRICULTURE - 0.77%
	6,456	Archer-Daniels-Midland Co.	230,996
	940	Universal Corp.	45,816
	1,081	UST, Inc.	57,639
			334,451

		AIRLINES - 0.51%
	1,464	Continental Airlines, Inc.*	50,288
	1,228	Republic Airways Holdings, Inc.*	26,144
	1,585	Ryanair Holdings PLC*	77,966
	1,439	UAL Corp.*	68,928
			223,326

		APPAREL - 0.95%
	2,648	Coach, Inc.*	96,811
	135	Deckers Outdoor Corp. *	18,872
	4,932	Guess ?, Inc.	253,455
	69	Maidenform Brands, Inc.*	1,025
	711	Phillips-Van Heusen	33,986
	80	Warnaco Group, Inc. (The)*	3,255
	306	Volcom, Inc. *	8,951
			416,355

		AUTO MANUFACTURERS - 2.10%
	16,554	Paccar, Inc.	919,740

		AUTO PARTS & EQUIPMENT - 0.05%
	462	Fuel Systems Solutions, Inc.*	8,690
	498	Titan International, Inc.	15,069
			23,759

		BANKS - 3.35%
	4,704	Associated Banc-Corp.	135,757
	1,934	Bank of America Corp.	93,374
	5,201	FNB Corp.	86,441
	15,899	Huntington Bancshares, Inc.	284,751
	255	Keycorp	7,255
	3,413	PNC Financial Services Group, Inc.	246,282
	12,547	Regions Financial Corp.	340,275
	1,951	SunTrust Banks, Inc.	141,643
	354	Trustmark Corp.	9,554
	2,579	Wachovia Corp.	117,938
			1,463,270

		BEVERAGES - 2.64%
	10,365	Coca-Cola Co.	640,142
	78	Jones Soda Co.*	725
	6,990	PepsiCo, Inc.	515,303
			1,156,170

		BUILDING MATERIALS - 0.06%
	334	Apogee Enterprises Inc.	7,859
	258	Drew Industries Inc. *	10,212
	64	Martin Marietta Materials, Inc.	8,278
			26,349

		CHEMICALS - 4.81%
	2,664	Albemarle Corp.	127,233
	312	Arch Chemicals, Inc.	14,233
	143	Ferro Corp.	2,963
	1,547	Hercules, Inc.	29,099
	6,887	Lubrizol Corp.	467,490
	10,012	Lyondell Chemical Co.	475,069
	403	Penford Corp.	14,214
	6,173	Potash Corp. of Saskatchewan	758,168
	1,790	RPM International, Inc.	38,360
	3,032	Sensient Technologies Corp.	90,626
	1,686	Sigma-Aldrich Corp.	87,116
			2,104,571

		COMMERCIAL SERVICES - 2.19%
	453	Apollo Group, Inc. *	35,905
	1,967	Cenveo, Inc.*	44,415
	1,536	Coinstar, Inc.*	52,915
	92	Emergency Medical Services Corp. *	2,794
	1,630	Geo Group, Inc.*	51,557
	131	Healthcare Services Group	2,866
	75	HMS Holdings Corp.*	2,135
	57	ITT Educational Services, Inc.*	7,250
	826	Kenexa Corp.*	24,218
	9,947	Moody's Corp.	434,883
	1,691	Parexel International Corp.*	77,786
	228	PharmaNet Development Group, Inc. *	7,387
	323	Pre-Paid Legal Services, Inc.*	19,251
	1,751	Quanta Services, Inc. *	57,783
	3,398	RR Donnelley & Sons Co.	136,905
			958,050

		COMPUTERS - 3.98%
	871	Agilysis, Inc.	15,068
	1,537	Ansoft Corp.*	46,233
	709	Apple, Inc.*	134,675
	4,624	Cognizant Technology Solutions Corp.*	191,711
	72	COMSYS IT Partners, Inc.*	1,280
	1,419	International Business Machines Corp.	164,774
	1,851	Logitech International SA*	65,377
	4,115	Mentor Graphics Corp.*	65,922
	7,840	Research In Motion, Ltd.*	976,158
	297	Sigma Designs, Inc. *	17,455
	130	STEC, Inc.*	837
	596	Stratasys, Inc.*	15,514
	2,262	SYKES Enterprises, Inc.*	39,924
	69	Synaptics, Inc.*	3,750
			1,738,678

		COSMETICS/PERSONAL CARE - 0.38%
	531	Chattem, Inc.*	39,453
	1,483	Colgate-Palmolive Co.	113,108
	352	Elizabeth Arden, Inc. *	8,765
	69	Estee Lauder Cos., Inc. (The)	3,029
			164,355

		DISTRIBUTION/WHOLESALE - 0.26%
	2,947	LKQ Corp.*	113,636

		DIVERSIFIED FINANCIAL SERVICES - 2.63%
	8,036	American Express Co.	489,794
	125	Federated Investors, Inc.	5,375
	305	Franklin Resources, Inc.	39,552
	1,593	Janus Capital Group, Inc.	54,974
	10,373	JPMorgan Chase & Co.	487,531
	91	MarketAxess Holdings, Inc.*	1,426
	2,575	TradeStation Group, Inc.*	31,415
	1,222	World Acceptance Corp.*	39,422
			1,149,489

		ELECTRIC - 6.80%
	263	Allegheny Energy, Inc.*	15,954
	6,373	Black Hills Corp.	283,089
	7,758	DTE Energy Co.	384,797
	14,580	Energy East Corp.	406,490
	661	Entergy Corp.	79,234
	5,687	FirstEnergy Corp.	396,384
	661	FPL Group, Inc.	45,226
	14,632	Northeast Utilities	451,105
	5,345	Pinnacle West Capital Corp.	215,938
	4,806	PNM Resources, Inc.	120,198
	6,482	SCANA Corp.	263,104
	9,815	Unisource Energy Corp.	311,332
			2,972,851

		ELECTRICAL COMPONENTS & EQUIPMENT - 0.46%
	997	Emerson Electric Co.	52,113
	1,509	General Cable Corp.*	108,633
	2,243	GrafTech International, Ltd.*	42,393
			203,139

		ELECTRONICS - 4.31%
	633	Agilent Technologies, Inc.*	23,326
	4,720	Applera Corp - Applied Biosystems Group	175,301
	1,897	Avnet, Inc.*	79,143
	480	Checkpoint Systems, Inc. *	14,520
	1,433	FEI Co.*	41,571
	352	Flir Systems, Inc.*	24,425
	9,881	Garmin, Ltd.	1,061,219
	457	Methode Electronics, Inc.	5,731
	65	OYO Geospace Corp. *	7,033
	846	Rofin-Sinar Technologies, Inc.*	66,513
	5,033	Waters Corp.*	387,440
			1,886,222

		ENGINEERING & CONSTRUCTION - 1.52%
	44	Layne Christensen Co.*	2,505
	10,396	McDermott International, Inc.*	634,780
	176	Foster Wheeler, Ltd. *	26,092
			663,377

		ENVIROMENTAL CONTROL - 0.36%
	1,289	Clean Harbors, Inc.*	63,457
	1,772	Metal Management, Inc.	93,154
			156,611

		EQUITY FUND-EXCHANGE TRADED FUND - 12.19%
	16,520	iShares MSCI Pacific ex-Japan Index Fund	3,003,832
	77,737	iShares MSCI United Kingdom Index Fund	2,116,001
	3,213	DJ EURO STOXX 50 Fund	209,166
			5,328,999

		FOOD - 0.51%
	1,602	Campbell Soup Co.	59,242
	3,705	Safeway, Inc.	125,970
	61	Sanderson Farms, Inc.	2,123
	1,251	TreeHouse Foods, Inc.*	34,903
			222,238

		FOREST PRODUCTS & PAPER - 0.85%
	9,373	MeadWestvaco Corp.	315,308
	1,899	Rock-Tenn Co.	55,375
			370,683

		GAS - 0.55%
	2,798	AGL Resources, Inc.	110,605
	6,262	NiSource, Inc.	128,058
			238,663

		HEALTHCARE - PRODUCTS - 1.93%
	308	Baxter International, Inc.	18,483
	361	Bruker BioSciences Corp.*	3,736
	949	DJO, Inc.*	47,403
	846	ICU Medical, Inc.*	33,925
	2,028	Immucor, Inc.*	65,403
	163	Intuitive Surgical, Inc. *	53,280
	5,124	Johnson & Johnson	333,931
	1,211	Kinetic Concepts, Inc.*	72,781
	68	Natus Medical, Inc.*	1,231
	3,057	Zimmer Holdings, Inc.*	212,431
			842,604

		HEALTHCARE - SERVICES - 0.67%
	484	Air Methods Corp.*	26,121
	140	Apria Healthcare Group, Inc.*	3,384
	3,541	Laboratory Corp of America Holdings*	243,444
	1,316	Sun Healthcare Group, Inc.*	21,253
			294,202

		HOME FURNISHINGS - 0.63%
	5,173	La-Z-Boy, Inc.	40,815
	6,300	Tempur-Pedic International, Inc.	226,800
	171	Universal Electronics, Inc. *	6,173
			273,788

		INSURANCE - 4.74%
	2,529	AON Corp.	114,614
	60	Amerisafe, Inc.*	970
	7,770	Cincinnati Financial Corp.	309,091
	6,820	Lincoln National Corp.	425,363
	6,754	Loews Corp.	331,554
	4,741	Safeco Corp.	274,504
	5,821	Torchmark Corp.	379,296
	5,121	Unitrin, Inc.	237,154
			2,072,546

		INTERNET - 2.23%
	6,258	Akamai Technologies, Inc.*	245,251
	4,440	Check Point Softeware Technologies *	112,154
	2,033	Cybersource Corp.*	33,240
	2,552	Expedia, Inc.*	83,348
	349	Google, Inc.*	246,743
	140	Imergent, Inc.	3,377
	1,577	Interwoven, Inc.*	22,378
	418	LoopNet, Inc. *	7,879
	844	Perficient, Inc.*	15,909
	1,228	Priceline.com, Inc.*	114,327
	391	Sapient Corp.*	2,737
	2,395	VeriSign, Inc.*	81,646
	379	Vignette Corp. *	6,534
			975,523

		IRON/STEEL - 1.27%
	5,367	Allegheny Technologies, Inc.	548,346
	104	Reliance Steel & Aluminum Co.	6,068
	84	Universal Stainless & Alloy *	3,129
			557,543

		LEISURE TIME - 1.17%
	9,923	Harley-Davidson, Inc.	511,035
	87	Town Sports International Holdings, Inc. *	1,323
			512,358

		LODGING - 1.04%
	1,820	MGM Mirage*	166,730
	1,789	Wynn Resorts, Ltd.	288,798
			455,528

		MACHINERY-CONSTRUCTION & MINING - 0.15%
	982	Joy Global, Inc.	57,015
	134	Terex Corp.*	9,945
			66,960

		MACHINERY-DIVERSIFIED - 0.90%
	42	Cascade Corp.	2,645
	71	Columbus McKinnon Corp.*	2,356
	68	DXP Enetrprises, Inc. *	3,225
	170	Hurco Cos., Inc.*	9,707
	178	Manitowoc Co., Inc. (The)	8,768
	636	Middleby Corp.*	41,448
	58	Tennant Co.	2,735
	4,679	Rockwell Automation, Inc. DE	322,290
			393,174

		MEDIA - 2.25%
	4,471	Comcast Corp.*	94,115
	17,125	DIRECTV Group, Inc.*	453,470
	4,028	EchoStar Communications Corp.*	197,211
	217	Idearc, Inc.	5,855
	4,056	Liberty Global, Inc.*	159,198
	325	Lin TV Corp. *	4,735
	159	Sinclair Broadcast Group, Inc.	1,914
	1,995	Walt Disney Co.	69,087
			985,585

		METAL FABRICATE/HARDWARE - 0.84%
	25	Ampco-Pittsburgh Corp.	1,002
	197	CIRCOR International, Inc.	9,895
	719	Dynamic Materials Corp.	39,559
	1,190	Ladish Co., Inc.*	54,609
	1,540	Precision Castparts Corp.	230,707
	767	RBC Bearings, Inc.*	30,826
			366,598

		MINING - 0.87%
	761	BHP Billiton, Ltd. ADR	66,405
	1,501	Helca Mining Co. *	14,440
	2,151	Southern Copper Corp.	300,495
			381,340

		MISCELLANEOUS MANUFACTURERS - 1.20%
	717	3M	61,920
	10,039	General Electric Co.	413,205
	92	Ingersoll-Rand Co., Ltd.	4,632
	2,171	Tredegar Corp.	37,819
	516	Smith & Wesson Holding Corp. *	6,238
			523,814

		OIL & GAS - 3.94%
	928	Arena Resources, Inc.*	33,881
	166	Atlas America, Inc.	9,578
	3,364	Chevron Corp.	307,840
	50	ENSCO International, Inc.	2,775
	208	EOG Resources, Inc.	18,429
	250	Diamond Offshore Drilling Inc.	28,308
	10,188	Exxon Mobil Corp.	937,194
	3,682	Marathon Oil Corp.	217,717
	485	Noble Corp.	25,681
	717	Occidental Petroleum Corp.	49,509
	377	Parker Drilling Co.*	3,182
	141	Patterson-UTI Energy, Inc.	2,812
	1,982	Petroquest Energy, Inc.*	25,568
	122	Sunoco, Inc.	8,979
	720	Valero Energy Corp.	50,710
			1,722,163

		OIL & GAS SERVICES - 0.90%
	165	Baker Hughes, Inc.	14,309
	1,451	Core Laboratories NV*	211,759
	165	Gulf Island Fabrication, Inc.	5,762
	295	Matrix Service Co.*	8,700
	672	NATCO Group, Inc.*	35,824
	979	Schlumberger, Ltd.	94,542
	359	Smith International, Inc.	23,712
			394,608

		PACKAGING & CONTAINERS - 0.04%
	356	Owens-Illinois, Inc. *	15,814

		PHARMACEUTICALS - 1.71%
	3,506	Gilead Sciences, Inc.*	161,942
	1,532	Mannatech, Inc.	12,179
	21,997	Pfizer, Inc.	541,346
	692	Teva Pharmaceutical Industries, Ltd.	30,455
	225	Viropharma, Inc.*	1,937
			747,859

		PIPELINES - 0.75%
	6,403	Oneok, Inc.	319,766
	309	Spectra Energy Corp.	8,028
			327,794

		REITs - 0.17%
	677	Boston Properties, Inc.	73,346

		RETAIL - 3.00%
	11,903	American Eagle Outfitters	283,053
	254	Autozone, Inc*	31,600
	2,098	Bed Bath & Beyond, Inc.*	71,206
	3,278	Big Lots, Inc.*	78,606
	1,436	Buckle, Inc.	61,892
	1,060	Buffalo Wild Wings, Inc.*	32,500
	151	Dollar Tree Stores, Inc.*	5,783
	1,062	Ezcorp, Inc.*	13,976
	1,182	Home Depot, Inc.	37,245
	2,124	JC Penney Co, Inc.	119,454
	3,307	McDonald's Corp.	197,428
	649	Movado Group, Inc.	19,528
	5,623	Nordstrom, Inc..	221,771
	183	PEP Boys-Manny Moe & Jack	2,692
	111	PetSmart, Inc.	3,324
	1,458	Ross Stores, Inc.	39,395
	527	Yum! Brands, Inc.	21,222
	1,656	Zumiez, Inc.*	69,320
			1,309,995

		SAVINGS & LOAN - 0.37%
	5,751	Washington Mutual, Inc.	160,337

		SEMICONDUCTORS - 1.29%
	2,703	Applied Materials, Inc.	52,492
	1,187	Intel Corp.	31,930
	4,423	Lam Research Corp.*	222,035
	175	Microchip Technology, Inc.	5,805
	279	National Semiconductor Corp.	7,014
	1,788	Nvidia Corp.*	63,259
	641	Omnivision Technologies, Inc. *	14,198
	349	Power Integrations, Inc. *	11,353
	768	Semtech Corp. *	13,140
	73	Standard Microsystems Corp.*	2,847
	8,622	Triquint Semiconductor, Inc.*	54,060
	588	Ultra Clean Holdings*	7,550
	1,362	Varian Semiconductor Equipment Associates, Inc.*	62,679
	327	Verigy, Ltd. *	7,518
	297	Xilinx, Inc.	7,247
			563,127

		SOFTWARE - 5.87%
	2,288	Blackbaud, Inc.	61,662
	343	Blackboard, Inc. *	17,116
	35	Compuware Corp.*	350
	107	Concur Technologies, Inc.*	3,856
	83	EPIQ Systems, Inc.*	1,609
	577	FalconStor Software, Inc. *	8,095
	4,289	IMS Health, Inc.	108,126
	1,531	Infosys Technologies, Ltd.	77,989
	700	Interactive Intelligence, Inc.*	18,235
	4,089	Intuit, Inc. *	131,543
	43,550	Microsoft Corp.	1,603,076
	3,013	Omnicell, Inc.*	79,543
	16,232	Oracle Corp.*	359,863
	2,016	Phase Forward, Inc.*	47,961
	1,027	Smith Micro Software, Inc.*	15,826
	233	SPSS, Inc. *	8,854
	1,510	Tyler Technologies, Inc. *	24,341
			2,568,045

		TELECOMMUNICATIONS - 6.90%
	18,527	AT&T, Inc.	774,243
	1,767	Atheros Communications, Inc.*	62,022
	7,173	BT Group PLC	488,410
	1,084	Cbeyond, Inc.*	42,406
	1,111	CenturyTel, Inc.	48,940
	10,227	Cisco Systems, Inc.*	338,105
	1,120	CommScope, Inc.*	52,830
	359	Comtech Telecommunications Corp.*	19,476
	1,011	Consolidated Communications Holdings, Inc.	20,129
	1,526	Embarq Corp.	80,756
	1,320	Fairpoint Communications, Inc.	24,407
	2,384	Harmonic, Inc.*	29,371
	835	Millicom International Cellular SA *	98,096
	813	Netgear, Inc.*	28,731
	1,664	Nokia OYJ	66,094
	240	Premiere Global Services, Inc.*	3,955
	28,268	Qwest Communications International, Inc.*	202,964
	1,891	Sirenza Microdevices, Inc.*	31,277
	11,743	Verizon Communications, Inc.	541,000
	4,740	Windstream Corp.	63,753
			3,016,965

		TOYS/GAMES/HOBBIES - 0.93%
	2,541	Hasbro, Inc.	75,849
	15,926	Mattel, Inc.	332,694
			408,543

		TRANSPORTATION - 0.17%
	843	Gulfmark Offshore, Inc.*	39,267
	1,373	HUB Group, Inc.*	34,833
			74,100

		TOTAL COMMON STOCKS (Cost $37,696,044)	43,533,522

		SHORT-TERM INVESTMENTS - 0.68%
	298,959	Milestone Treasury Obligation Portfolio - Institutional Class, 4.40%, 11/1/07**
		(Cost $298,959)	298,959

		TOTAL INVESTMENTS - 100.23% (Cost $37,995,003) (a)	$ 43,832,481
		OTHER ASSETS & LIABILITIES - (0.23)%	(102,687)
		NET ASSETS - 100.00%	$ 43,729,794

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 7,523,637
	Unrealized depreciation (1,686,159)
	Net unrealized appreciation $ 5,837,478

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2007.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/19/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/19/07

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/19/07